Condensed individual financial information of Companhia Paranaense de Energia - Copel (Details 6) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Dividends receivable	R$ 824,143	R$ 1,558,212
Companhia Paranaense De Energia Copel [Member]
IfrsStatementLineItems [Line Items]
Dividends receivable	824,143	1,558,212
Copel Geracaoe Transmissao [Member] | Companhia Paranaense De Energia Copel [Member]
IfrsStatementLineItems [Line Items]
Dividends receivable	372,899	638,378
Copel Distribuicao [Member] | Companhia Paranaense De Energia Copel [Member]
IfrsStatementLineItems [Line Items]
Dividends receivable	265,574	824,833
Copel Comercializacao [Member] | Companhia Paranaense De Energia Copel [Member]
IfrsStatementLineItems [Line Items]
Dividends receivable	39,626	20,785
Compagas [Member] | Companhia Paranaense De Energia Copel [Member]
IfrsStatementLineItems [Line Items]
Dividends receivable	136,246	65,821
U E G Araucaria [Member] | Companhia Paranaense De Energia Copel [Member]
IfrsStatementLineItems [Line Items]
Dividends receivable	7,746	7,251
Voltalia [Member] | Companhia Paranaense De Energia Copel [Member]
IfrsStatementLineItems [Line Items]
Dividends receivable	1,032	1,032
Dona Francisca [Member] | Companhia Paranaense De Energia Copel [Member]
IfrsStatementLineItems [Line Items]
Dividends receivable	831	86
Solar Parana [Member] | Companhia Paranaense De Energia Copel [Member]
IfrsStatementLineItems [Line Items]
Dividends receivable	48
Other Investments 1 [Member] | Companhia Paranaense De Energia Copel [Member]
IfrsStatementLineItems [Line Items]
Dividends receivable	R$ 141	R$ 26